Principal changes in the scope of consolidation in 2019 and 2018 - Summary of Changes in Equity Interest Held (Details) - Regeneron Pharmaceuticals, INC - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Carrying amount	€ 3,342	€ 3,055
Equity interest	21.20%	21.70%
Acquisitions of shares	€ 0	€ 0
Disposals of shares	€ 33	€ 24